ING  VARIABLE  ANNUITIES                             File No. 33-23512, 811-5629
THE GCG TRUST                                        Filed Under Rule 497(e)

                              PROSPECTUS SUPPLEMENT

                             Dated January 3, 2002

                          Supplement to the Prospectus
                              dated May 1, 2001 for
                                  The GCG Trust
                            -------------------------

         THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED MAY 1, 2001.

The following information supersedes and replaces in its entirety the chart entitled "Liquid Asset - Annual Total Return" contained in the section of the GCG Trust's Prospectus entitled "Description of the Portfolios - Liquid Asset Portfolio - Performance."

--------------------------------------------------------------------------------
                       LIQUID ASSET - ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
  5.66%   3.13%   2.64%   3.70%   5.51%   5.01%   5.07%   5.05%   4.74%   6.05%
















GCG Trust 121547                                                       01/03/02